Document and Entity Information	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	F-1/A
Entity Registrant Name	STEAKHOLDER FOODS LTD.
Entity Central Index Key	0001828098
Entity Address, Address Line One	5 David Fikes St.
Entity Address, City or Town	Rehovot
Entity Incorporation, State or Country Code	L3
Entity Address, Postal Zip Code	7638205
City Area Code	972
Local Phone Number	73-332-2853
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1007 North Orange Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	485-5218
Contact Personnel Name	Steakholder Foods USA, Inc.